Shareholder Report, Holdings (Details)	Dec. 31, 2024
C000099775 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099775 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099775 | AAA
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000099775 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099775 | A
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099775 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000099775 | SectorAgriculture
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000099775 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000099775 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000099775 | SectorPrecious Metals
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099775 | SectorLivestock
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099775 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000099775 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000099775 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099775 | AssetAsset-Backed
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099775 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099775 | AssetShort-Term U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099775 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099775 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000099777 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099777 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099777 | AAA
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000099777 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099777 | A
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099777 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000099777 | SectorAgriculture
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000099777 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000099777 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000099777 | SectorPrecious Metals
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099777 | SectorLivestock
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099777 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000099777 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000099777 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099777 | AssetAsset-Backed
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099777 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099777 | AssetShort-Term U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099777 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099777 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000172345 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000172345 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000172345 | AAA
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000172345 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000172345 | A
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000172345 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000172345 | SectorAgriculture
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000172345 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000172345 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000172345 | SectorPrecious Metals
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000172345 | SectorLivestock
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000172345 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000172345 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000172345 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000172345 | AssetAsset-Backed
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000172345 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000172345 | AssetShort-Term U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172345 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000172345 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000099779 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099779 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099779 | AAA
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000099779 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099779 | A
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099779 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000099779 | SectorAgriculture
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000099779 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000099779 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000099779 | SectorPrecious Metals
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099779 | SectorLivestock
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099779 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000099779 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000099779 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099779 | AssetAsset-Backed
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099779 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099779 | AssetShort-Term U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099779 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099779 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000099774 | Credit Rating Other Line
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099774 | NR
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000099774 | AAA
Holdings [Line Items]
Percent of Net Asset Value	59.00%
C000099774 | AA
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000099774 | A
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000099774 | BBB
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000099774 | SectorAgriculture
Holdings [Line Items]
Percent of Net Asset Value	29.00%
C000099774 | SectorEnergy
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C000099774 | SectorIndustrials
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C000099774 | SectorPrecious Metals
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099774 | SectorLivestock
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000099774 | AssetCash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	35.00%
C000099774 | AssetCorporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	34.00%
C000099774 | AssetGovernment & Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C000099774 | AssetAsset-Backed
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C000099774 | AssetCommercial Mortgage-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000099774 | AssetShort-Term U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099774 | AssetCollateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000099774 | Asset Other Net Line
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)